LONG-TERM DEBT	12 Months Ended
Dec. 29, 2024
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT:

	Effective interest rate (1)	Principal amount		Maturity date
		December 29, 2024	December 31, 2023
Non-current portion of long-term debt
Revolving long-term bank credit facility, interest at variable U.S. interest rate(2)(3)	6.6%	$—	$235,000	March 2027
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually	5.5%	347,050	—	November 2029
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually	5.8%	138,820	—	November 2031
Term loan, interest at variable U.S. interest rate, payable monthly(2)(4)	4.7%	300,000	300,000	June 2026
Term loan facility, interest at variable U.S. interest rate, payable monthly(5)	6.4%	300,000	—	August 2029
Notes payable, interest at fixed rate of 2.91%, payable semi-annually(6)	2.9%	100,000	100,000	August 2026
Notes payable, interest at Adjusted SOFR plus a spread of 1.57%, payable quarterly(6)(7)	2.9%	50,000	50,000	August 2026
		$1,235,870	$685,000
Current portion of long-term debt
Delayed draw term loan (DDTL), interest at variable U.S. interest rate, payable monthly(2)(4)(8)	6.9%	300,000	300,000	May 2025
		$300,000	$300,000
Long-term debt		$1,535,870	$985,000
(1) Represents the annualized effective interest rate for the year ended December 29, 2024, including the cash impact of interest rate swaps, where applicable.
(2) Secured Overnight Financing Rate (SOFR) advances at adjusted Term SOFR (includes a 0% to 0.25% reference rate adjustment) plus a spread ranging from 1% to 3%.
(3) The Company’s committed unsecured revolving long-term bank credit facility of $1 billion provides for an annual extension which is subject to the approval of the lenders. The spread added to the adjusted Term SOFR is a function of the total net debt to EBITDA ratio (as defined in the credit facility agreement and its amendments). In addition, an amount of $10.8 million (December 31, 2023 - $36.0 million) has been committed against this facility to cover various letters of credit.
(4) The unsecured term loan is non-revolving and can be prepaid in whole or in part at any time with no penalties. The spread added to the adjusted Term SOFR is a function of the total net debt to EBITDA ratio (as defined in the term loan agreements and its amendments).
(5) The term loan facility can be prepaid in whole or in part at any time with no penalties. U.S. Base Rate Advances at U.S. Base rates or SOFR advances at adjusted Term SOFR (includes a 0.10% reference rate adjustment) plus a spread ranging from 1% to 2% based on the Company's total net debt to EBITDA ratio (as defined in the term loan agreement).
(6) The unsecured notes issued to accredited investors in the U.S. private placement market can be prepaid in whole or in part at any time, subject to the payment of a prepayment penalty as provided for in the Note Purchase Agreement.
(7) Adjusted SOFR rate is determined on the basis of floating rate notes that bear interest at a floating rate plus a spread of 1.57%.
(8) On May 26, 2023, the Company amended its $300 million term loan to include an additional $300 million delayed draw term loan ("DDTL") with a one year maturity from the effective date. All other terms of the agreement remained unchanged.

On August 30, 2024, the Company entered into an unsecured committed five-year term loan agreement for a total principal amount of $300 million. The term loan is non-revolving and provides for a spread added to the adjusted Term SOFR based on the total net debt to EBITDA ratio (as defined in the term loan agreement).
11. LONG-TERM DEBT (continued):

On November 22, 2024, the Company issued 4.362% Series 1 senior unsecured notes ("Series 1 notes") with a principal amount of $500 million in Canadian dollars ($357.1 million in U.S. dollars), which mature on November 22, 2029. Additionally, on the same date, the Company issued 4.711% Series 2 senior unsecured notes ("Series 2 notes") with a principal amount of $200 million in Canadian dollars ($142.9 million in U.S. dollars), which mature on November 22, 2031. The notes were offered in Canada on a private placement basis.

The Series 1 notes and Series 2 notes have been hedged for foreign currency fluctuations through cross currency principal and interest rate swaps, which serves to lock in the combined principal at US$500 million. Interest on these senior unsecured Canadian notes is payable semi-annually. See Note 14, Financial instruments, for additional details.

Under the terms of the revolving facility, term loan facilities and U.S private notes. the Company is required to comply with certain covenants, including maintenance of financial ratios. The Company was in compliance with all financial covenants at December 29, 2024.